Pro Forma Adjustments to Balance Sheet and Statements of Operations (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2012
Pro Forma Adjustments To Balance Sheet And Statements Of Operations
Proceeds from common stock issuance	$ 180,684
Issuance of common shares	1,129,169
Common stock price per share	$ 0.16
Right to purchase common stock shares granted to subscribers	8,230,363
Warrants granted	4,073,158
Percentage of issued and outstanding securities on diluted baasis	39.60%
Preferred stock shares issued	100
Percentage of preferred stock shares issued	100.00%
Period of right to holders to appoint two directors	3 years
Percentage of right to receive on take-over or buy-out	10.00%